Offerings	Jan. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2036
Amount Registered | shares	1,150,000,000
Proposed Maximum Offering Price per Unit	0.99915
Maximum Aggregate Offering Price	$ 1,149,022,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 158,680.01
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration
Statement
on Form
S-3ASR
(File
No. 333-271553)
in accordance with Rules 456(b) and 457(r) under the
Securities
Act of
1933
, as
amended
.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.850% Senior Notes due 2056
Amount Registered | shares	850,000,000
Proposed Maximum Offering Price per Unit	0.99991
Maximum Aggregate Offering Price	$ 849,923,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 117,374.44
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration
Statement
on Form
S-3ASR
(File
No. 333-271553)
in accordance with Rules 456(b) and 457(r) under the
Securities
Act of
1933
, as
amended
.